SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 12,194
Other comprehensive income (loss) before reclassifications	2,388
Amounts reclassified from accumulated other comprehensive income	(2,181)
Net current-period other comprehensive income (loss)	207	14,089	(12,471)
Ending Balance	12,401	12,194
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,443
Other comprehensive income (loss) before reclassifications	(3,503)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(3,503)
Ending Balance	(60)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,789
Other comprehensive income (loss) before reclassifications	985
Amounts reclassified from accumulated other comprehensive income	(2,181)
Net current-period other comprehensive income (loss)	(1,196)
Ending Balance	1,593
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	5,962
Other comprehensive income (loss) before reclassifications	4,906
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	4,906
Ending Balance	$ 10,868